Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of net sales by geographic region
Net sales by geographic region were as follows for the periods indicated:

	Year Ended December 31,
(in thousands)	2021	2020	2019
Americas	$169,426	$81,453	$122,396
Asia-Pacific	43,701	14,464	15,802
Europe, the Middle East and Africa	46,959	23,175	28,425

Total net sales	$260,086	$119,092	$166,623